UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2005
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:	Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	April 26, 2005

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	67,590,000

FORM 13F INFORMATION TABLE
			TITLE/		VALUE	SHARES	  VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
--------------	-----	---------	-------	----	-----   ----	----
ALERIS INTL	COM	014477103	3132	125525	45525	0	80000
ALLSCRIPTS HC	COM	01988P108	1120	78300	43300	0	35000
AM STATES WTR	COM	029899101	2028	80175	38675	0	41500
AQUA AMERICA	COM	03836W103	2348	96375	36375	0	60000
CROWN HOLDINGS	COM	228368106	3095	198925	98925	0	100000
EMERITUS CORP	COM	291005106	2677	204075	104075	0	100000
HEALTHCARE REIT	COM	42217K106	2520	78750	28750	0	50000
HEARST-ARGYLE	COM	453258402	1610	63150	28150	0	35000
INPUT OUTPUT	COM	457652105	2541	393950	153950	0	240000
KINDRED HEALTH	COM	494580103	2652	75550	37550	0	38000
LTC PROPERTIES	COM	502175102	2404	138575	63575	0	75000
MARTEK BIOSCI	COM	572901106	3355	57650	22650	0	35000
MCDERMOTT INTL	COM	580037109	2682	141675	66675	0	75000
NORTHWESTERN	COM	668074305	2959	112225	37225	0	75000
OMEGA HC REIT	COM	681936100	2333	212500	98000	0	114500
ONEOK INCORP	COM	682680103	2279	73950	33950	0	40000
OWENS-ILLINOIS	COM	690768403	3023	120225	60225	0	60000
QUANTA SERVICES	COM	76762E102	2418	316850	116850	0	200000
RANGE RESOURCES	COM	75281A109	2225	95250	50250	0	45000
RUSSELL 2000 I	COM	464287655	3115	25500	5500	0	20000
SIERRA PACIFIC	COM	826428104	2550	237225	87225	0	150000
SOUTHWEST GAS	COM	844895102	2202	91125	31125	0	60000
SUN HEALTHCARE	COM	866933401	2832	427125	177125	0	250000
SUPERIOR ENERGY	COM	868157108	2493	144950	64950	0	80000
TIDEWATER INC	COM	886423102	2549	65600	25600	0	40000
VECTREN CORP	COM	92240G101	2202	82650	32650	0	50000
WESTAR ENERGY	COM	95709T100	2246	103800	33800	0	70000